INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
INVENTORIES
Raw materials	¥ 191,578		¥ 126,347
Work-in-process	225,726		199,153
Finished goods	64,833		170,377
Inventories	482,137		495,877		$ 66,052
Inventory write-down	¥ 2,222	$ 304	¥ 9,290	¥ 39,431